MERCANTILE ABSOLUTE RETURN FUND FOR

TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC

Supplement dated September 28, 2007

to the Prospectus dated July 30, 2007

Effective September 28, 2007, Mercantile Investment Services, Inc., distributor to the Fund, has changed its name to PNC Fund Distributor, Inc.